Schedule of Share-based Compensation Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation	$ 60,395	$ 50,005	$ 170,795	$ 198,620	$ 248,626	$ 876,368
Restricted Stock Units (RSUs) [Member] | Research and Development Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation	28,268	24,554	81,089	102,807	121,265	437,921
Restricted Stock Units (RSUs) [Member] | General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Based Compensation	$ 32,127	$ 25,451	$ 89,706	$ 95,813	$ 127,361	$ 438,447